Document and Entity Information	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2014
Entity Well-known Seasoned Issuer	No
Entity Registrant Name	Jumei International Holding Ltd
Entity Central Index Key	0001597680
Current Fiscal Year End Date	--12-31
Trading Symbol	JMEI
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	145,205,128
Class A Ordinary Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	86,400,288
Class B Ordinary Shares [Member]
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	58,804,840